INCOME TAXES - Reconciliation of the statutory federal income tax rate (benefit) to effective tax rate (benefit) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income tax at statutory rate		$ 18,734
Change in valuation allowance		195,000
Other		1,266
Total tax expense	$ 185,837	$ 215,000
Income tax at statutory rate (in percent)		21.00%
Change in valuation allowance (in percent)		218.60%
Other (in percent)		1.40%
Income tax expense (in percent)		241.00%